Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 14 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan” and together with the 2014 Plan, 2015 Plan, 2016 Plan, the “Prior Plans”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan”), and our 2021 Equity Incentive Plan in September 2021 (“2021 Plan” , and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for the number of shares reserved for issuance under each. As of September 30, 2021, the Company had granted an aggregate of 64,310,000 securities under the Plans since inception, with 50,190,000 shares available for future issuances. The Company has made no grants under the plans thus far in 2021.

The Plans provide for the grant of incentive stock options to our employees and our subsidiaries’ employees, and for the grant of stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option pricing model with a volatility figure derived from historical data. The Company accounts for the expected life of options based on the contractual life of the options.

A summary of the Company’s stock option activity during the nine months ended September 30, 2021, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	27,621,765	$0.49	6.59	$-
Grants	-
Exercised	-
Expired/Canceled	-
Outstanding at September 30, 2021	27,621,765	$0.49	5.74	$-
Exercisable at September 30, 2021	27,621,765	$0.49	5.74	$-

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0.01 – 0.25	13,306,786	6.51	13,306,786
0.26 – 0.50	1,939,631	5.51	1,939,631
0.51 – 0.75	1,820,112	4.93	1,820,112
0.76 – 1.00	9,926,072	4.96	9,926,072
1.01 – 2.00	629,164	4.85	629,164
	27,621,765	5.74	27,621,765

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price less than the Company’s stock price of $0.0372 as of September 30, 2021, which would have been received by the option holders had those option holders exercised their options as of that date.

NOTE 16 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan (the “2016 Plan”) in October 2016, our 2017 Equity Incentive Plan in December 2016 (the “2017 Plan” and together with the 2014 Plan, 2015 Plan, the 2016 Plan, the “Prior Plans”) and our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan,” and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for number of shares reserved for issuance under each. As of December 31, 2020, the Company had granted an aggregate of 64,310,000 securities under the Plans, with 190,000 shares available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our parent and subsidiary corporations’ employees, and for the grant of non-statutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company’s stock price over the expected term, expected risk-free interest rate over the expected option term and expected dividend yield rate over the expected option term. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award.

During the year ended December 31, 2019, the Company granted ten-year options outside of our Plans to purchase up to 250,000 shares of the Company’s common stock for advisory services. The fair value of $14,000, was determined using the Black-Scholes option pricing model, assuming approximately 2.43% risk-free interest, 0% dividend yield, 114% volatility, and expected life of ten years and will be charged to operations over the vesting terms of the options.

A summary of the Company’s stock option activity during the year ended December 31, 2019, is presented below:

Exercise Price	Number of Options	Vesting Terms
$0.075	250,000	Immediately

There were no options issued during the year ended December 31, 2020.

A summary of the stock option activity for the years ended December 31, 2020 and 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	27,371,765	$0.50	8.42	$-
Granted	250,000	$0.075
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2019	27,621,765	$0.49	7.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2020	27,621,765	$0.49	6.49	$-
Exercisable at December 31, 2020	27,621,765	$0.49	6.49	$-

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0.01 – 0.25	13,306,786	7.26	13,306,786
0.26 - 0.50	1,939,631	6.26	1,939,631
0.51 – 0.75	1,820,112	5.68	1,820,112
0.76 - 1.00	9,926,072	5.70	9,926,072
1.01 - 2.00	629,164	5.60	629,164
	27,621,765		27,621,765

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price less than the Company’s stock price of $0.0063 as of December 31, 2020, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options that were vested as of the year ended December 31, 2020 and 2019 was $0 and $14,000, respectively. Unrecognized compensation expense of $0 as of December 31, 2020 will be expensed in future periods.